Note 5 - Cost of Digital Assets Derecognized	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]

5  Cost of digital assets derecognized

The following table presents the Cost of digital assets derecognized by venue for the year ended  December 31, 2025, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2025	2024	2023
On the Exchange	$244,336,500	$250,082,963	$115,536,178
On other venues(i)	396,587	21,807	883,040
Total Cost of digital assets derecognized	$244,733,087	$250,104,770	$116,419,218

(i)	Other venues means other exchanges or over-the-counter brokers that were used to purchase or sell digital assets.

For the years ended December 31, 2025, 2024, and 2023, the Exchange recorded Cost of digital assets derecognized based on the carrying value of the digital assets sold from the Automated Market Making Instructions (“AMMI”) on the Exchange which was the fair value of the digital asset at the time it was disposed.